Basis of Presentation and General Information - Concentration Risk by Charterer (Detail) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Charterer A [Member]
Concentration risk, percentage	20.00%	16.00%
Charterer B [Member]
Concentration risk, percentage	14.00%